Note 9 - Summary of Stock Options - Valuation Assumptions for Stock Options (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Expected term (in years)	5 years	5 years	5 years	5 years
Average volatility	66.00%	62.00%	63.00%	61.00%
Risk-free interest rate	1.55%	1.32%	1.70%	1.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%